Vanguard Institutional Short-Term Bond Fund

Schedule of Investments (unaudited)
As of December 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (23.5%)
U.S. Government Securities (17.4%)
	United States Treasury Note/Bond	0.125%	7/31/22	125,500	125,520
1	United States Treasury Note/Bond	0.125%	9/30/22	350,000	350,000
	United States Treasury Note/Bond	0.125%	10/31/22	300,000	300,000
	United States Treasury Note/Bond	0.125%	11/30/22	110,000	110,000
2,3	United States Treasury Note/Bond	0.250%	6/15/23	100,000	100,250
2,3	United States Treasury Note/Bond	0.125%	7/15/23	150,000	149,907
	United States Treasury Note/Bond	0.125%	10/15/23	150,000	149,883
	United States Treasury Note/Bond	0.250%	11/15/23	250,000	250,703
2,3	United States Treasury Note/Bond	0.500%	10/31/27	36,000	35,696
2,3	United States Treasury Note/Bond	0.625%	5/15/30	4,000	3,909
					1,575,868
Conventional Mortgage-Backed Securities (4.3%)
4,5	Freddie Mac Gold Pool	6.000%	4/1/28	4	5
¤,4,5	UMBS Pool	1.500%	1/1/51–2/1/51	10,500	10,593
¤,4,5	UMBS Pool	2.000%	12/1/50–2/1/51	371,750	385,691
					396,289
Nonconventional Mortgage-Backed Securities (1.8%)
4,5	Fannie Mae REMICS	1.500%	12/25/41–11/25/42	19,896	20,235
4,5	Fannie Mae REMICS	1.650%	12/25/42	6,992	7,074
4,5	Fannie Mae REMICS	1.750%	6/25/41–4/25/44	9,968	10,073
4,5	Fannie Mae REMICS	2.000%	12/25/44	3,402	3,448
4,5	Fannie Mae REMICS	2.100%	4/25/43	2,457	2,498
4,5	Fannie Mae REMICS	2.125%	10/25/42	2,215	2,238
4,5	Fannie Mae REMICS	2.250%	7/25/43–6/25/44	7,750	7,995
4,5	Fannie Mae REMICS	2.500%	9/25/46	3,728	3,893
4,5	Fannie Mae REMICS	3.000%	9/25/49	7,811	8,059
4,5	Fannie Mae REMICS	3.500%	12/25/45	2,788	3,066
4,5	Freddie Mac REMICS	1.500%	10/15/42	14,511	14,715
4,5	Freddie Mac REMICS	2.000%	7/15/42	3,399	3,495
4,5	Freddie Mac REMICS	2.250%	4/15/43–9/25/49	15,481	15,968
4,5	Freddie Mac REMICS	2.500%	10/25/49–12/25/49	4,649	4,874
4,5	Freddie Mac REMICS	2.750%	1/15/46–10/25/49	4,376	4,599
4,5	Freddie Mac REMICS	3.000%	10/25/48	5,862	6,198
4	Ginnie Mae REMICS	1.500%	10/20/45	27,190	27,434
4	Ginnie Mae REMICS	2.500%	11/20/47–9/20/49	6,804	7,263
4	Ginnie Mae REMICS	2.750%	9/20/45–5/20/46	5,490	5,580
4	Ginnie Mae REMICS	3.000%	3/20/41–12/20/47	1,746	1,812
					160,517
Total U.S. Government and Agency Obligations (Cost $2,123,375)					2,132,674
Asset-Backed/Commercial Mortgage-Backed Securities (38.5%)
4	Ally Auto Receivables Trust 2017-5	2.220%	10/17/22	7,700	7,744
4	Ally Auto Receivables Trust 2018-1	2.530%	2/15/23	1,490	1,507
4	Ally Auto Receivables Trust 2019-1	3.020%	4/15/24	5,520	5,746

4	Ally Auto Receivables Trust 2019-3	1.930%	5/15/24	11,670	11,857
4	Ally Auto Receivables Trust 2019-4	1.920%	1/15/25	1,890	1,943
4	AmeriCredit Automobile Receivables Trust 2019-1	2.970%	11/20/23	7,875	7,975
4	AmeriCredit Automobile Receivables Trust 2020-2	0.660%	12/18/24	5,580	5,609
4	AmeriCredit Automobile Receivables Trust 2020-3	0.530%	6/18/25	10,850	10,867
4,6	Aventura Mall Trust 2018-AVM	4.112%	7/5/40	740	805
4,6	Avis Budget Rental Car Funding AESOP LLC 2017-1A	3.070%	9/20/23	5,215	5,382
4,6	Avis Budget Rental Car Funding AESOP LLC 2019-1A	3.450%	3/20/23	7,620	7,818
4	Banc of America Commercial Mortgage Trust 2017-BNK3	3.574%	2/15/50	160	182
4	BANK 2017 - BNK6	3.254%	7/15/60	440	489
4	BANK 2017 - BNK6	3.518%	7/15/60	420	479
4	BANK 2017 - BNK6	3.741%	7/15/60	30	34
4	BANK 2017 - BNK7	3.435%	9/15/60	280	319
4	BANK 2017 - BNK8	3.488%	11/15/50	1,120	1,278
4	BANK 2018 - BNK10	3.641%	2/15/61	380	427
4	BANK 2018 - BNK12	4.255%	5/15/61	250	297
4	BANK 2018 - BNK14	4.185%	9/15/60	445	516
4	BANK 2018 - BNK14	4.231%	9/15/60	250	297
4	BANK 2019 - BNK17	3.623%	4/15/52	181	207
4	BANK 2019 - BNK17	3.714%	4/15/52	576	672
4	BANK 2019 - BNK19	3.183%	8/15/61	470	531
4	BANK 2019 - BNK20	3.011%	9/15/62	100	112
4	BANK 2020 - BNK28	1.725%	3/15/63	1,000	1,028
4	BANK 2020 - BNK30	1.673%	12/10/53	700	720
4	Barclays Commercial Mortgage Trust 2020-C8	1.867%	10/15/53	1,620	1,678
4	Benchmark 2018-B1 Mortgage Trust	3.878%	1/15/51	60	68
4	Benchmark 2019-B10 Mortgage Trust	3.615%	3/15/62	194	222
4	Benchmark 2020-B19 Mortgage Trust	1.745%	9/15/53	1,000	1,029
4	Benchmark 2020-B21 Mortgage Trust	1.798%	12/17/53	600	626
4	Benchmark 2020-B22 Mortgage Trust	1.731%	1/15/54	700	722
4	BMW Vehicle Owner Trust 2018-A	1.920%	1/25/24	23,060	23,410
4	BMW Vehicle Owner Trust 2018-A	2.510%	6/25/24	11,280	11,436
4	BMW Vehicle Owner Trust 2020-A	0.480%	10/25/24	29,030	29,161
4	BMW Vehicle Owner Trust 2020-A	0.620%	4/26/27	4,550	4,575
4,7	Brazos Higher Education Authority Inc. Series 2005-3, 3M USD
	LIBOR + 0.200%	0.451%	6/25/26	732	730
4,7	Brazos Higher Education Authority Inc. Series 2011-1, 3M USD
	LIBOR + 0.800%	1.006%	2/25/30	1,569	1,571
4,6	Canadian Pacer Auto Receivables Trust A Series 2018	3.220%	9/19/22	4,920	4,956
4,6	Canadian Pacer Auto Receivables Trust A Series 2018	3.270%	12/19/22	8,811	8,867
4,6	Canadian Pacer Auto Receivables Trust A Series 2018	3.440%	8/21/23	6,380	6,552
4,6	Canadian Pacer Auto Receivables Trust A Series 2019	2.960%	6/19/24	1,900	1,966
4,6	Canadian Pacer Auto Receivables Trust A Series 2020	1.830%	7/19/24	10,040	10,205
4,6	Canadian Pacer Auto Receivables Trust A Series 2020	1.890%	3/19/25	2,150	2,182
4	Capital One Auto Receivables Trust 2019-1	2.510%	11/15/23	33,410	33,979
4	Capital One Auto Receivables Trust 2019-1	2.560%	10/15/24	5,380	5,607
4	Capital One Auto Receivables Trust 2019-2	1.920%	5/15/24	27,130	27,621
4	Capital One Auto Receivables Trust 2020-1	1.600%	11/15/24	24,280	24,746
4	Capital One Auto Receivables Trust 2020-1	1.630%	8/15/25	4,340	4,470
4	CarMax Auto Owner Trust 2017-3	2.220%	11/15/22	13,510	13,643
4	CarMax Auto Owner Trust 2017-4	2.330%	5/15/23	4,040	4,100
4	CarMax Auto Owner Trust 2018-1	2.640%	6/15/23	11,600	11,855
4	CarMax Auto Owner Trust 2018-3	3.130%	6/15/23	3,068	3,119
4	CarMax Auto Owner Trust 2018-3	3.270%	3/15/24	14,840	15,503
4	CarMax Auto Owner Trust 2018-4	3.360%	9/15/23	12,119	12,377
4	CarMax Auto Owner Trust 2018-4	3.480%	2/15/24	5,320	5,605
4	CarMax Auto Owner Trust 2019-3	2.180%	8/15/24	29,590	30,306

4	CarMax Auto Owner Trust 2019-3	2.300%	4/15/25	5,400	5,648
4	CarMax Auto Owner Trust 2019-4	2.020%	11/15/24	16,090	16,527
4	CarMax Auto Owner Trust 2019-4	2.130%	7/15/25	3,830	4,002
4	CarMax Auto Owner Trust 2020-1	2.030%	6/16/25	5,620	5,847
4	CarMax Auto Owner Trust 2020-3	0.620%	3/17/25	43,100	43,338
4	CarMax Auto Owner Trust 2020-3	0.770%	3/16/26	4,900	4,933
4	Carvana Auto Receivables Trust 2020-P1	0.610%	10/8/26	4,850	4,871
4	CD 2016-CD1 Commercial Mortgage Trust	2.724%	8/10/49	540	587
4	CD 2017-CD6 Commercial Mortgage Trust	3.456%	11/13/50	1,130	1,284
4,6	CFCRE Commercial Mortgage Trust 2011-C2	5.739%	12/15/47	2,072	2,122
4	CFCRE Commercial Mortgage Trust 2016-C4	3.283%	5/10/58	472	517
4,6	Chesapeake Funding II LLC 2018-1	3.040%	4/15/30	8,274	8,367
4,6	Chesapeake Funding II LLC 2019-1	2.940%	4/15/31	5,134	5,216
4,6	Chesapeake Funding II LLC 2019-2	1.950%	9/15/31	8,270	8,366
4,6	Chesapeake Funding II LLC 2020-1	0.870%	8/16/32	16,482	16,554
4,6	Citigroup Commercial Mortgage Trust 2012-GC8	3.683%	9/10/45	450	464
4	Citigroup Commercial Mortgage Trust 2013-GC11	3.093%	4/10/46	952	999
4	Citigroup Commercial Mortgage Trust 2014-GC19	4.023%	3/10/47	3,415	3,730
4	Citigroup Commercial Mortgage Trust 2014-GC23	3.622%	7/10/47	756	827
4	Citigroup Commercial Mortgage Trust 2014-GC23	3.863%	7/10/47	255	278
4	Citigroup Commercial Mortgage Trust 2014-GC25	3.372%	10/10/47	591	641
4	Citigroup Commercial Mortgage Trust 2014-GC25	3.635%	10/10/47	2,250	2,467
4	Citigroup Commercial Mortgage Trust 2015-GC27	3.137%	2/10/48	50	54
4	Citigroup Commercial Mortgage Trust 2015-GC31	3.762%	6/10/48	950	1,063
4	Citigroup Commercial Mortgage Trust 2017-C4	3.471%	10/12/50	520	592
4	Citigroup Commercial Mortgage Trust 2017-P8	3.465%	9/15/50	1,085	1,233
4	Citigroup Commercial Mortgage Trust 2018-C5	4.228%	6/10/51	230	272
4	CNH Equipment Trust 2020-A	1.160%	6/16/25	8,220	8,333
4	CNH Equipment Trust 2020-A	1.510%	4/15/27	2,310	2,385
4	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	363	372
4	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	901	926
4,6	COMM 2012-CCRE3 Mortgage Trust	3.416%	10/15/45	340	349
4	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	547	564
4	COMM 2012-CCRE5 Mortgage Trust	2.771%	12/10/45	291	300
4	COMM 2013-CCRE11 Mortgage Trust	3.983%	8/10/50	924	997
4	COMM 2013-CCRE11 Mortgage Trust	4.258%	8/10/50	813	889
4	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	800	870
4	COMM 2013-CCRE13 Mortgage Trust	4.194%	11/10/46	837	917
4	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	20	21
4	COMM 2013-CCRE9 Mortgage Trust	4.219%	7/10/45	800	854
4,6	COMM 2013-CCRE9 Mortgage Trust	4.243%	7/10/45	3,169	3,355
4	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	150	162
4	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	790	820
4,6	COMM 2013-SFS Mortgage Trust	2.987%	4/12/35	1,228	1,229
4	COMM 2014-CCRE14 Mortgage Trust	3.955%	2/10/47	20	22
4	COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	505	556
4	COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	30	33
4	COMM 2014-CCRE17 Mortgage Trust	3.977%	5/10/47	500	552
4	COMM 2014-CCRE17 Mortgage Trust	4.174%	5/10/47	350	382
4	COMM 2014-CCRE20 Mortgage Trust	3.326%	11/10/47	80	86
4	COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	1,500	1,655
4	COMM 2015-CCRE22 Mortgage Trust	3.309%	3/10/48	855	942
4	COMM 2015-CCRE27 Mortgage Trust	3.612%	10/10/48	487	544
4	COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	44	48
4	CSAIL 2015-C4 Commercial Mortgage Trust	3.808%	11/15/48	1,250	1,411
4	CSAIL 2016-C7 Commercial Mortgage Trust	3.502%	11/15/49	900	1,004
4	CSAIL 2017-C8 Commercial Mortgage Trust	3.392%	6/15/50	520	583

4,6	Daimler Trucks Retail Trust 2019-1	2.790%	5/15/25	3,980	4,083
4	DBJPM 17-C6 Mortgage Trust	3.328%	6/10/50	740	833
4,6	Dell Equipment Finance Trust 2020-2	0.470%	10/24/22	22,750	22,791
4,6	Dell Equipment Finance Trust 2020-2	0.570%	10/23/23	19,650	19,698
4,6	DLL Securitization Trust Series 2018-1	3.100%	4/18/22	1,424	1,426
4,6	DLL Securitization Trust Series 2018-A3	3.460%	1/20/22	4,242	4,264
4,6	DLL Securitization Trust Series 2018-A4	3.590%	6/20/24	11,100	11,313
4,6	DLL Securitization Trust Series 2019-DA1	2.890%	4/20/23	5,941	6,020
4,6	DLL Securitization Trust Series 2019-DA1	2.920%	4/20/27	6,490	6,770
4,6	DLL Securitization Trust Series 2019-MA2	2.340%	9/20/23	21,160	21,509
4,6	DLL Securitization Trust Series 2019-MT3	2.080%	2/21/23	14,100	14,320
4,6	DLL Securitization Trust Series 2019-MT3	2.150%	9/21/26	8,000	8,228
4	Drive Auto Receivables Trust 2020-2	0.830%	5/15/24	5,980	5,997
4,6,7	Edsouth Indenture No 9 LLC 2015-1, 1M USD LIBOR +
	0.800%	0.948%	10/25/56	436	434
4,6	Enterprise Fleet Financing LLC Series 2019-1	2.980%	10/20/24	2,257	2,288
4,6	Enterprise Fleet Financing LLC Series 2019-3	2.060%	5/20/25	7,457	7,570
4,6	Enterprise Fleet Financing LLC Series 2020-1	1.780%	12/22/25	20,987	21,313
4,6	Enterprise Fleet Financing LLC Series 2020-1	0.610%	7/20/26	17,970	18,018
4,5	Fannie Mae Grantor Trust 2017-T1	2.898%	6/25/27	12,980	14,213
4	Fifth Third Auto Trust 2017-1	2.030%	7/15/24	11,840	11,871
4,6	FirstKey Homes 2020-SFR2	1.266%	10/19/37	4,500	4,523
4,6	Flagship Credit Auto Trust 2020-1	1.490%	7/15/24	5,034	5,071
4,6	Fontainebleau Miami Beach Trust 2019-FBLU	3.144%	12/10/36	650	682
4	Ford Credit Auto Lease Trust 2020-B	0.620%	8/15/23	45,240	45,430
4	Ford Credit Auto Lease Trust 2020-B	0.690%	10/15/23	7,380	7,426
4,6	Ford Credit Auto Owner Trust 2017-1	2.620%	8/15/28	56,550	58,014
4,6	Ford Credit Auto Owner Trust 2017-2	2.360%	3/15/29	24,640	25,484
4	Ford Credit Auto Owner Trust 2018-B	3.240%	4/15/23	7,354	7,468
4	Ford Credit Auto Owner Trust 2018-B	3.380%	3/15/24	14,050	14,651
4,6	Ford Credit Auto Owner Trust 2018-REV2	3.470%	1/15/30	23,465	25,239
4	Ford Credit Auto Owner Trust 2019-A	2.780%	9/15/23	34,570	35,175
4	Ford Credit Auto Owner Trust 2019-A	2.850%	8/15/24	18,140	18,947
4,6	Ford Credit Auto Owner Trust 2020-1	2.040%	8/15/31	3,580	3,773
4,6	Ford Credit Auto Owner Trust 2020-2	1.060%	4/15/33	17,340	17,462
4	Ford Credit Auto Owner Trust 2020-A	1.040%	8/15/24	9,260	9,365
4	Ford Credit Auto Owner Trust 2020-A	1.350%	7/15/25	2,660	2,732
4	Ford Credit Auto Owner Trust 2020-B	0.560%	10/15/24	48,800	49,020
4	Ford Credit Auto Owner Trust 2020-B	0.790%	11/15/25	27,200	27,492
4	Ford Credit Auto Owner Trust 2020-C	0.510%	8/15/26	18,530	18,619
4	Ford Credit Floorplan Master Owner Trust 2019-A	2.440%	9/15/26	14,630	15,606
4	Ford Credit Floorplan Master Owner Trust A 2019-3	2.230%	9/15/24	35,340	36,443
4	Ford Credit Floorplan Master Owner Trust A Series 2018-1	2.950%	5/15/23	12,560	12,682
4	Ford Credit Floorplan Master Owner Trust A Series 2018-3	3.520%	10/15/23	71,360	73,150
4	Ford Credit Floorplan Master Owner Trust A Series 2019-1	2.840%	3/15/24	11,480	11,822
4	Ford Credit Floorplan Master Owner Trust A Series 2020-1	0.700%	9/15/25	51,140	51,401
4	Ford Credit Floorplan Master Owner Trust A Series 2020-2	1.060%	9/15/27	22,350	22,658
4	GM Financial Automobile Leasing Trust 2020-1	1.670%	12/20/22	17,230	17,455
4	GM Financial Automobile Leasing Trust 2020-2	0.800%	7/20/23	13,940	14,044
4	GM Financial Automobile Leasing Trust 2020-2	1.010%	7/22/24	1,850	1,871
4	GM Financial Automobile Leasing Trust 2020-3	0.450%	8/21/23	19,750	19,791
4	GM Financial Automobile Leasing Trust 2020-3	0.510%	10/21/24	5,380	5,401
4,6	GM Financial Consumer Automobile 2017-3	2.130%	3/16/23	7,860	7,925
4	GM Financial Consumer Automobile 2018-2	3.020%	12/18/23	5,945	6,118
4	GM Financial Consumer Automobile 2018-3	3.160%	1/16/24	9,990	10,330
4	GM Financial Consumer Automobile 2018-4	3.210%	10/16/23	3,611	3,679
4	GM Financial Consumer Automobile 2018-4	3.320%	6/17/24	20,490	21,481

4	GM Financial Consumer Automobile 2019-1	3.110%	7/16/24	14,060	14,708
4	GM Financial Consumer Automobile 2019-2	2.650%	2/16/24	19,731	20,076
4	GM Financial Consumer Automobile 2019-2	2.710%	8/16/24	6,850	7,127
4	GM Financial Consumer Automobile 2019-3	2.180%	4/16/24	25,100	25,508
4	GM Financial Consumer Automobile 2019-4	1.750%	7/16/24	26,310	26,700
4	GM Financial Consumer Automobile 2019-4	1.760%	1/16/25	3,810	3,920
4	GM Financial Consumer Automobile 2020-1	1.840%	9/16/24	15,880	16,174
4	GM Financial Consumer Automobile 2020-3	0.580%	1/16/26	13,500	13,507
4,6	GMF Floorplan Owner Revolving Trust 2019-1	2.700%	4/15/24	16,600	17,104
4,6	GMF Floorplan Owner Revolving Trust 2019-2	2.900%	4/15/26	18,400	19,852
4,6	GMF Floorplan Owner Revolving Trust 2020-1	0.680%	8/15/25	9,540	9,593
4,6	GMF Floorplan Owner Revolving Trust 2020-2	0.690%	10/15/25	23,510	23,593
4,6	Golden Credit Card Trust 2018-4A	3.440%	8/15/25	30,290	32,525
4,6,7	Gosforth Funding 2018-1A plc, 3M USD LIBOR + 0.450%	0.656%	8/25/60	7,762	7,766
4,6	GRACE Mortgage Trust 2020-A	2.347%	12/10/40	1,600	1,687
4,6	GreatAmerica Leasing Receivables Funding LLC Series 2018- 1	2.830%	6/17/24	2,470	2,498
4,6	GreatAmerica Leasing Receivables Funding LLC Series 2019- 1	3.210%	2/18/25	4,630	4,840
4,6	GreatAmerica Leasing Receivables Funding LLC Series 2020- 1	1.760%	8/15/23	26,738	27,254
4,6	GS Mortgage Securities Trust 2012-GC6	4.948%	1/10/45	217	223
4	GS Mortgage Securities Trust 2013-GC13	4.051%	7/10/46	1,338	1,446
4	GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	1,176	1,236
4	GS Mortgage Securities Trust 2013-GCJ14	3.955%	8/10/46	60	63
4	GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	110	121
4	GS Mortgage Securities Trust 2014-GC24	4.162%	9/10/47	60	66
4	GS Mortgage Securities Trust 2014-GC26	3.364%	11/10/47	620	667
4	GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	1,180	1,299
4	GS Mortgage Securities Trust 2015-GC30	3.382%	5/10/50	5	6
4	GS Mortgage Securities Trust 2015-GC34	3.506%	10/10/48	770	858
4	GS Mortgage Securities Trust 2016-GS3	2.850%	10/10/49	580	633
4	GS Mortgage Securities Trust 2018-GS10	4.155%	7/10/51	250	296
4	GS Mortgage Securities Trust 2019-GC40	3.160%	7/10/52	140	157
4	GS Mortgage Securities Trust 2019-GS4	3.001%	9/1/52	500	557
4	GS Mortgages Securities Trust 2020-GSA2	2.012%	12/12/53	1,360	1,399
4	Harley-Davidson Motorcycle Trust 2019-A	2.340%	2/15/24	34,660	35,078
4	Harley-Davidson Motorcycle Trust 2019-A	2.390%	11/15/26	3,600	3,724
4	Harley-Davidson Motorcycle Trust 2020-A	1.930%	4/15/27	3,640	3,757
4	Harley-Davidson Motorcycles 2020-A	1.870%	10/15/24	11,330	11,535
4,6	Hertz Vehicle Financing II LP 2016-2A	2.950%	3/25/22	1,916	1,917
4,6,7	Holmes Master Issuer PLC 2018-2A, 3M USD LIBOR +
	0.420%	0.657%	10/15/54	9,241	9,241
4	Honda Auto Receivables 2018-3 Owner Trust	3.070%	11/21/24	11,310	11,605
4	Honda Auto Receivables 2018-4 Owner Trust	2.520%	6/21/23	6,240	6,355
4	Honda Auto Receivables 2018-4 Owner Trust	2.540%	3/21/25	1,270	1,319
4	Honda Auto Receivables 2018-4 Owner Trust	3.300%	7/15/25	6,680	6,938
4	Honda Auto Receivables 2019-1 Owner Trust	2.900%	6/18/24	5,320	5,536
4	Honda Auto Receivables 2019-3 Owner Trust	1.780%	8/15/23	26,800	27,234
4	Honda Auto Receivables 2019-3 Owner Trust	1.850%	8/15/25	7,800	8,028
4	Honda Auto Receivables 2020-1 Owner Trust	1.610%	4/22/24	38,330	39,128
4	Honda Auto Receivables 2020-1 Owner Trust	1.630%	10/21/26	7,130	7,350
4	Honda Auto Receivables 2020-2 Owner Trust	0.820%	7/15/24	19,150	19,336
4	Honda Auto Receivables 2020-2 Owner Trust	1.090%	10/15/26	4,970	5,069
4	Honda Auto Receivables 2020-3 Owner Trust	0.460%	4/19/27	8,970	8,999
4,6	Houston Galleria Mall Trust 2015-HGLR	3.087%	3/5/37	3,082	3,163
4,6	HPEFS Equipment Trust 2019-1	2.210%	9/20/29	3,000	3,031

4,6	HPEFS Equipment Trust 2020-1A	1.760%	2/20/30	9,200	9,335
4,6	Hudson Yards 2019-30HY	3.228%	7/10/39	420	473
4,6	Hyundai Auto Lease Securitization Trust 2020-A	1.950%	7/17/23	15,540	15,797
4,6	Hyundai Auto Lease Securitization Trust 2020-B	0.510%	9/15/23	25,180	25,251
4,6	Hyundai Auto Lease Securitization Trust 2020-B	0.580%	6/17/24	4,230	4,249
4	Hyundai Auto Receivables Trust 2019-A	2.710%	5/15/25	3,260	3,392
4	Hyundai Auto Receivables Trust 2019-B	1.940%	2/15/24	19,020	19,369
4	Hyundai Auto Receivables Trust 2019-B	2.000%	4/15/25	10,320	10,709
4	Hyundai Auto Receivables Trust 2020-A	1.410%	11/15/24	16,940	17,263
4	Hyundai Auto Receivables Trust 2020-A	1.720%	6/15/26	10,777	11,204
4	Hyundai Auto Receivables Trust 2020-B	0.480%	12/16/24	38,010	38,162
4	Hyundai Auto Receivables Trust 2020-B	0.620%	12/15/25	8,430	8,491
4,6	Hyundai Floorplan Master Owner Trust Series 2019-1A	2.680%	4/15/24	36,000	37,084
4,6	Irvine Core Office Trust 2013-IRV	3.173%	5/15/48	2,036	2,138
4	John Deere Owner Trust 2018-B	3.230%	6/16/25	10,420	10,729
4	John Deere Owner Trust 2018-B	3.000%	1/15/26	4,030	4,202
4	John Deere Owner Trust 2019-B	2.210%	12/15/23	15,670	15,975
4	John Deere Owner Trust 2020-B	0.510%	11/15/24	15,290	15,330
4	John Deere Owner Trust 2020-B	0.720%	6/15/27	4,020	4,051
4,6	JP Morgan Chase Commercial Mortgage Securities Trust
	2010-C2	4.070%	11/15/43	152	152
4,6	JP Morgan Chase Commercial Mortgage Securities Trust
	2011-C3	4.717%	2/15/46	661	661
4,6	JP Morgan Chase Commercial Mortgage Securities Trust
	2011-C5	5.424%	8/15/46	867	884
4,6	JP Morgan Chase Commercial Mortgage Securities Trust
	2011-RR1	4.717%	3/16/46	4,957	4,969
4	JP Morgan Chase Commercial Mortgage Securities Trust
	2012-C8	2.829%	10/15/45	299	308
4,6	JP Morgan Chase Commercial Mortgage Securities Trust
	2012-C8	3.424%	10/15/45	1,627	1,686
4,6	JP Morgan Chase Commercial Mortgage Securities Trust
	2012-HSBC	3.093%	7/5/32	1,059	1,089
4	JP Morgan Chase Commercial Mortgage Securities Trust
	2013-C13	3.994%	1/15/46	657	705
4	JP Morgan Chase Commercial Mortgage Securities Trust
	2013-C16	3.881%	12/15/46	263	282
4	JP Morgan Chase Commercial Mortgage Securities Trust
	2013-C16	4.166%	12/15/46	1,250	1,365
4	JP Morgan Chase Commercial Mortgage Securities Trust
	2013-LC11	2.960%	4/15/46	800	837
4	JP Morgan Chase Commercial Mortgage Securities Trust
	2016-JP3	2.870%	8/15/49	900	984
4	JP Morgan Chase Commercial Mortgage Securities Trust
	2017-JP6	3.490%	7/15/50	310	352
4	JP Morgan Chase Commercial Mortgage Securities Trust
	2017-JP7	3.454%	9/15/50	340	386
4	JPMBB Commercial Mortgage Securities Trust 2013-C12	3.664%	7/15/45	2,043	2,175
4	JPMBB Commercial Mortgage Securities Trust 2013-C12	4.038%	7/15/45	1,835	1,941
4	JPMBB Commercial Mortgage Securities Trust 2013-C14	4.133%	8/15/46	277	295
4	JPMBB Commercial Mortgage Securities Trust 2013-C17	4.199%	1/15/47	2,947	3,228
4	JPMBB Commercial Mortgage Securities Trust 2014-C18	4.079%	2/15/47	1,160	1,274
4	JPMBB Commercial Mortgage Securities Trust 2014-C18	4.439%	2/15/47	700	752
4	JPMBB Commercial Mortgage Securities Trust 2014-C19	3.997%	4/15/47	120	131
4	JPMBB Commercial Mortgage Securities Trust 2014-C21	3.493%	8/15/47	233	247
4	JPMBB Commercial Mortgage Securities Trust 2014-C24	3.639%	11/15/47	500	549
4	JPMBB Commercial Mortgage Securities Trust 2015-C31	3.801%	8/15/48	220	247

4	JPMDB Commercial Mortgage Securities Trust 2016-C4	3.141%	12/15/49	80	89
4	JPMDB Commercial Mortgage Securities Trust 2018-C8	4.211%	6/15/51	230	273
4,6	Kubota Credit Owner Trust 2020-1	1.960%	3/15/24	8,390	8,643
4,6	Kubota Credit Owner Trust 2020-2A	0.590%	10/15/24	18,250	18,333
4,6	Kubota Credit Owner Trust 2020-2A	0.730%	6/15/26	4,950	4,971
4,7	Lanark Master Issuer plc 2018-2A, 3M USD LIBOR + 0.420%	0.676%	12/22/69	6,758	6,761
4,6	Lanark Master Issuer plc 2020-1A	2.277%	12/22/69	2,050	2,101
4,6	Master Credit Card Trust II 20-1A A	1.990%	9/21/24	5,680	5,889
4	Mercedes-Benz Auto Lease Trust 2020-B	0.500%	6/15/26	4,680	4,696
4	Mercedes-Benz Auto Receivables Trust 2018-1	3.150%	10/15/24	18,320	18,986
4	Mercedes-Benz Auto Receivables Trust 2019-1	2.040%	1/15/26	9,370	9,763
4	Mercedes-Benz Auto Receivables Trust 2020-1	0.550%	2/18/25	21,610	21,717
4	Mercedes-Benz Auto Receivables Trust 2020-1	0.770%	10/15/26	4,950	5,006
4,6	Mercedes-Benz Master Owner Trust 2019-B	2.610%	5/15/24	25,720	26,516
4,6	MMAF Equipment Finance LLC 2015-AA	2.490%	2/19/36	418	423
4,6	MMAF Equipment Finance LLC 2016-AA	2.210%	12/15/32	8,390	8,609
4,6	MMAF Equipment Finance LLC 2017-A	2.410%	8/16/24	7,132	7,209
4,6	MMAF Equipment Finance LLC 2017-A	2.680%	7/16/27	5,160	5,354
4,6	MMAF Equipment Finance LLC 2018-A	3.390%	1/10/25	9,390	9,769
4,6	MMAF Equipment Finance LLC 2018-A	3.610%	3/10/42	3,550	3,839
4,6	MMAF Equipment Finance LLC 2019-A	3.080%	11/12/41	4,320	4,674
4,6	MMAF Equipment Finance LLC 2020-A	0.740%	4/9/24	9,560	9,599
4,6	MMAF Equipment Finance LLC 2020-A	0.970%	4/9/27	20,500	20,687
4,6	MMAF Equipment Finance LLC 2020-B	0.850%	4/14/42	8,340	8,356
4	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5	3.176%	8/15/45	879	907
4	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5	3.792%	8/15/45	694	720
4	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6	2.858%	11/15/45	368	379
4	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10	4.082%	7/15/46	3,023	3,234
4	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11	3.960%	8/15/46	1,023	1,080
4	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11	4.152%	8/15/46	70	76
4	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12	4.259%	10/15/46	70	76
4	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13	4.039%	11/15/46	150	163
4	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14	4.064%	2/15/47	250	270
4	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14	4.384%	2/15/47	250	271
4	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15	3.773%	4/15/47	1,294	1,396
4	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15	4.051%	4/15/47	1,065	1,167
4	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16	3.892%	6/15/47	300	328
4	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16	4.094%	6/15/47	465	507
4	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18	3.923%	10/15/47	20	22
4	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19	3.526%	12/15/47	20	22
4	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20	3.249%	2/15/48	90	97
4	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23	3.451%	7/15/50	224	244
4	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23	3.719%	7/15/50	1,450	1,619
4	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25	3.635%	10/15/48	500	562
4	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29	3.325%	5/15/49	900	996
4	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C32	3.720%	12/15/49	900	1,029
4	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34	3.536%	11/15/52	460	523
4,6	Morgan Stanley Capital I Trust 2012-STAR	3.201%	8/5/34	1,344	1,364
4	Morgan Stanley Capital I Trust 2015-UBS8	3.809%	12/15/48	2,000	2,251
4	Morgan Stanley Capital I Trust 2016-BNK2	3.049%	11/15/49	150	165
4	Morgan Stanley Capital I Trust 2016-UB11	2.782%	8/15/49	600	653
4	Morgan Stanley Capital I Trust 2016-UBS9	3.594%	3/15/49	900	998
4	Morgan Stanley Capital I Trust 2017-HR2	3.509%	12/15/50	180	200
4	Morgan Stanley Capital I Trust 2017-HR2	3.587%	12/15/50	222	252
4,6,7	Navient Student Loan Trust 2016-2, 1M USD LIBOR + 1.050%	1.198%	6/25/65	1,934	1,937
4,6,7	Navient Student Loan Trust 2016-3, 1M USD LIBOR + 0.850%	0.998%	6/25/65	56	56

4,6,7	Navient Student Loan Trust 2016-6A, 1M USD LIBOR +
	0.750%	0.898%	3/25/66	19,312	19,337
4,6,7	Navient Student Loan Trust 2017-1, 1M USD LIBOR + 0.750%	0.898%	7/26/66	3,442	3,443
4	Nissan Auto Lease Trust 2020-A	1.840%	1/17/23	19,800	20,077
4	Nissan Auto Lease Trust 2020-B	0.430%	10/16/23	25,130	25,163
4	Nissan Auto Lease Trust 2020-B	0.490%	1/15/26	5,800	5,813
4	Nissan Auto Receivables 2017-C Owner Trust	2.280%	2/15/24	32,320	32,741
4	Nissan Auto Receivables 2019-A Owner Trust	3.160%	12/16/24	12,310	12,805
4	Nissan Auto Receivables 2019-A Owner Trust	3.000%	9/15/25	6,410	6,729
4	Nissan Auto Receivables 2019-B Owner Trust	2.500%	11/15/23	6,420	6,544
4	Nissan Auto Receivables 2019-B Owner Trust	2.540%	12/15/25	1,250	1,310
4	Nissan Auto Receivables 2020-A Owner Trust	1.380%	12/16/24	23,470	23,908
4	Nissan Auto Receivables 2020-A Owner Trust	1.700%	5/17/27	7,760	8,068
4	Nissan Auto Receivables 2020-B Owner Trust	0.550%	7/15/24	35,840	35,996
4	Nissan Auto Receivables 2020-B Owner Trust	0.710%	2/16/27	5,030	5,084
4,6	Palisades Center Trust 2016-PLSD	2.713%	4/13/33	510	426
4,6,7	Pepper Residential Securities Trust 2021-A1U, 1M USD LIBOR
	+ 0.880%	1.033%	1/16/60	748	746
4,6,7	Pepper Residential Securities Trust 2022-A1U, 1M USD LIBOR
	+ 1.000%	1.102%	6/20/60	4,185	4,156
4,6,7	Pepper Residential Securities Trust 2023-A1U, 1M USD LIBOR
	+ 0.950%	1.108%	8/18/60	1,995	1,988
4,6	PFS Financing Corp. 2020-A	1.270%	6/15/25	9,500	9,629
4,6	PFS Financing Corp. 2020-B	1.210%	6/15/24	5,700	5,753
4,6	PFS Financing Corp. 2020-E	1.000%	10/15/25	3,000	3,020
4,6	PFS Financing Corp. 2020-F	0.930%	8/15/24	2,300	2,314
4,6,7	PHEAA Student Loan Trust 2016-2A, 1M USD LIBOR +
	0.950%	1.098%	11/25/65	8,888	8,871
4,6	Progress Residential 2018-SFR1 Trust	2.768%	8/17/34	99	100
4,6	Progress Residential 2020-SFR2 Trust	2.078%	6/17/37	970	995
4,6,7	Resimac Premier Series 2017-1A, 1M USD LIBOR + 0.950%	1.098%	9/11/48	647	647
4,6,7	Resimac Premier Series 2018-1A, 1M USD LIBOR + 0.800%	0.949%	11/10/49	764	763
4,6,7	Resimac Premier Series 2018-1NCA, 1M USD LIBOR +
	0.850%	1.003%	12/5/59	921	918
4,6,7	Resimac Premier Series 2018-2, 1M USD LIBOR + 0.850%	0.999%	4/10/50	2,283	2,281
§,4,6	Resimac Premier Series 2020-1A	1.274%	2/7/52	3,965	3,965
4	Santander Drive Auto Receivables Trust 2020-2	0.670%	4/15/24	6,490	6,506
4	Santander Drive Auto Receivables Trust 2020-3	0.520%	7/15/24	23,840	23,893
4	Santander Drive Auto Receivables Trust 2020-4	0.480%	7/15/24	10,130	10,162
4,6	Santander Retail Auto Lease Trust 2019-A	2.770%	6/20/22	20,730	21,026
4,6	Santander Retail Auto Lease Trust 2020-A	1.690%	1/20/23	6,200	6,265
4,6	Santander Retail Auto Lease Trust 2020-A	1.740%	7/20/23	17,510	17,899
4,6	Santander Retail Auto Lease Trust 2020-A	1.760%	3/20/24	1,920	1,971
4,6	Santander Retail Auto Lease Trust 2020-B	0.650%	12/20/24	7,950	7,980
4,6	Securitized Term Auto Receivables Trust 2018-1A	3.298%	11/25/22	4,030	4,104
4,6	Securitized Term Auto Receivables Trust 2018-2A	3.544%	6/26/23	3,820	3,909
4,6	SMB Private Education Loan Trust 2016-A	2.700%	5/15/31	269	275
4,6,7	SMB Private Education Loan Trust 2016-B, 1M USD LIBOR +
	1.450%	1.609%	2/17/32	222	224
4,6,7	SMB Private Education Loan Trust 2016-C, 1M USD LIBOR +
	1.100%	1.259%	9/15/34	370	372
4,6,7	SMB Private Education Loan Trust 2017-A, 1M USD LIBOR +
	0.900%	1.059%	9/15/34	1,917	1,923
4,6	SMB Private Education Loan Trust 2017-B	2.820%	10/15/35	539	558
4,6	SMB Private Education Loan Trust 2018-A	3.500%	2/15/36	2,088	2,209
4,6	SMB Private Education Loan Trust 2018-B	3.600%	1/15/37	1,137	1,195
4,6	SMB Private Education Loan Trust 2018-C	3.630%	11/15/35	2,189	2,345

4,6	SoFi Professional Loan Program 2017-A LLC	2.400%	3/26/40	1,531	1,550
4,6,7	SoFi Professional Loan Program 2017-A LLC, 1M USD LIBOR
	+ 0.700%	0.848%	3/26/40	666	665
4,6	SoFi Professional Loan Program 2017-B LLC	2.740%	5/25/40	392	399
4,6	SoFi Professional Loan Program 2017-D LLC	2.650%	9/25/40	330	339
4,6	SoFi Professional Loan Program 2017-E LLC	2.720%	11/26/40	259	264
4,6	SoFi Professional Loan Program 2017-F LLC	2.840%	1/25/41	413	422
4,6	SoFi Professional Loan Program 2018-A LLC	2.950%	2/25/42	202	207
4,6	SoFi Professional Loan Program 2018-B LLC	3.340%	8/25/47	1,403	1,443
4,6	SoFi Professional Loan Program 2018-C LLC	3.590%	1/25/48	2,890	2,992
4,6	SoFi Professional Loan Program 2018-D LLC	3.600%	2/25/48	1,931	1,997
4	Synchrony Card Issuance Trust 2019-2A	2.340%	6/15/25	28,350	29,192
4	Synchrony Credit Card Master Note Trust 2017-2	2.620%	10/15/25	8,520	8,847
4,6	Tesla Auto Lease Trust 2020-A	0.680%	12/20/23	6,820	6,866
4,6	Tesla Auto Lease Trust 2020-A	0.780%	12/20/23	1,230	1,238
4,6	TMSQ 2014-1500 Mortgage Trust	3.680%	10/10/36	100	107
4,6	Toyota Auto Loan Extended Note Trust 2019-1	2.560%	11/25/31	900	963
4,6	Toyota Auto Loan Extended Note Trust 2020-1	1.350%	5/25/33	13,400	13,798
4	Toyota Auto Receivables 2018-B Owner Trust	3.110%	11/15/23	12,870	13,265
4	Toyota Auto Receivables 2018-C Owner Trust	3.130%	2/15/24	20,140	20,875
4	Toyota Auto Receivables 2019-A Owner Trust	2.910%	7/17/23	46,444	47,260
4	Toyota Auto Receivables 2019-A Owner Trust	3.000%	5/15/24	4,280	4,487
4	Toyota Auto Receivables 2019-C Owner Trust	1.910%	9/15/23	32,870	33,386
4	Toyota Auto Receivables 2019-D Owner Trust	1.990%	2/18/25	2,460	2,558
4	Toyota Auto Receivables 2020-A Owner Trust	1.680%	5/15/25	8,300	8,584
4	Toyota Auto Receivables 2020-B Owner Trust	1.360%	8/15/24	13,380	13,621
4	Toyota Auto Receivables 2020-B Owner Trust	1.660%	9/15/25	5,220	5,416
4	Toyota Auto Receivables 2020-C Owner Trust	0.570%	10/15/25	7,770	7,816
4,6	Trafigura Securitisation Finance plc 2018-1A	3.730%	3/15/22	4,650	4,747
4	UBS Commercial Mortgage Trust 2012-C1	4.171%	5/10/45	247	255
4	UBS Commercial Mortgage Trust 2017-C7	3.679%	12/15/50	495	571
4	UBS Commercial Mortgage Trust 2019-C16	3.460%	4/15/52	214	242
4,6	UBS-BAMLL Trust 2012-WRM	3.663%	6/10/30	2,364	2,380
4	UBS-Barclays Commercial Mortgage Trust 2012-C4	2.850%	12/10/45	521	540
4	UBS-Barclays Commercial Mortgage Trust 2013-C6	3.244%	4/10/46	100	105
4	UBS-Barclays Commercial Mortgage Trust 2013-C6	3.469%	4/10/46	60	62
4	Verizon Owner Trust 2019-A	1.940%	4/22/24	30,230	30,875
4	Verizon Owner Trust 2020-A	1.850%	7/22/24	19,526	19,949
4	Verizon Owner Trust 2020-B	0.470%	2/20/25	62,570	62,758
4,6	VNDO 2012-6AVE Mortgage Trust	2.996%	11/15/30	2,236	2,302
4	Volkswagen Auto Loan Enhanced Trust 2018-1	3.150%	7/22/24	12,200	12,563
4	Volkswagen Auto Loan Enhanced Trust 2018-2	3.250%	4/20/23	6,348	6,460
4	Volkswagen Auto Loan Enhanced Trust 2018-2	3.330%	2/20/25	11,540	11,983
4	Volkswagen Auto Loan Enhanced Trust 2020-1	0.980%	11/20/24	27,300	27,579
4	Volkswagen Auto Loan Enhanced Trust 2020-1	1.260%	8/20/26	4,010	4,096
4,6	Volvo Financial Equipment LLC Series 2020-1A	0.510%	10/15/24	20,600	20,629
4,6	Volvo Financial Equipment LLC Series 2020-1A	0.600%	3/15/28	4,000	4,005
4	Wells Fargo Commercial Mortgage Trust 2012-LC5	2.918%	10/15/45	472	487
4	Wells Fargo Commercial Mortgage Trust 2012-LC5	3.539%	10/15/45	434	447
4	Wells Fargo Commercial Mortgage Trust 2013-LC12	4.218%	7/15/46	800	860
4	Wells Fargo Commercial Mortgage Trust 2013-LC12	4.275%	7/15/46	350	374
4	Wells Fargo Commercial Mortgage Trust 2014-LC18	3.405%	12/15/47	10	11
4	Wells Fargo Commercial Mortgage Trust 2015-C27	3.190%	2/15/48	68	72
4	Wells Fargo Commercial Mortgage Trust 2015-C29	3.637%	6/15/48	1,250	1,396
4	Wells Fargo Commercial Mortgage Trust 2015-C30	3.664%	9/15/58	700	785
4	Wells Fargo Commercial Mortgage Trust 2015-LC22	3.839%	9/15/58	1,771	1,996
4	Wells Fargo Commercial Mortgage Trust 2016-BNK1	2.652%	8/15/49	280	303

4	Wells Fargo Commercial Mortgage Trust 2016-C32	3.560%	1/15/59	900	1,003
4	Wells Fargo Commercial Mortgage Trust 2016-C37	3.525%	12/15/49	360	402
4	Wells Fargo Commercial Mortgage Trust 2017-C38	3.453%	7/15/50	520	589
4	Wells Fargo Commercial Mortgage Trust 2017-C39	3.157%	9/15/50	190	210
4	Wells Fargo Commercial Mortgage Trust 2017-C40	3.581%	10/15/50	1,160	1,320
4	Wells Fargo Commercial Mortgage Trust 2017-C41	3.472%	11/15/50	1,430	1,619
4	Wells Fargo Commercial Mortgage Trust 2017-RC1	3.631%	1/15/60	246	281
4	Wells Fargo Commercial Mortgage Trust 2018-C46	4.152%	8/15/51	235	277
4	Wells Fargo Commercial Mortgage Trust 2018-C48	4.245%	1/15/52	280	326
4	Wells Fargo Commercial Mortgage Trust 2019-C49	3.933%	3/15/52	230	266
4	Wells Fargo Commercial Mortgage Trust 2020-C58	1.849%	7/15/53	1,400	1,452
4,6	WFRBS Commercial Mortgage Trust 2011-C3	4.375%	3/15/44	469	471
4	WFRBS Commercial Mortgage Trust 2012-C7	3.431%	6/15/45	597	613
4	WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	752	757
4	WFRBS Commercial Mortgage Trust 2012-C8	3.001%	8/15/45	385	397
4	WFRBS Commercial Mortgage Trust 2012-C9	2.870%	11/15/45	1,152	1,189
4	WFRBS Commercial Mortgage Trust 2012-C9	3.388%	11/15/45	567	590
4	WFRBS Commercial Mortgage Trust 2013-C15	4.153%	8/15/46	526	568
4	WFRBS Commercial Mortgage Trust 2013-C18	4.162%	12/15/46	1,042	1,141
4	WFRBS Commercial Mortgage Trust 2014-C19	3.829%	3/15/47	660	709
4	WFRBS Commercial Mortgage Trust 2014-C19	4.101%	3/15/47	110	121
4	WFRBS Commercial Mortgage Trust 2014-C23	3.650%	10/15/57	729	800
4	WFRBS Commercial Mortgage Trust 2014-C23	3.917%	10/15/57	1,038	1,149
4	WFRBS Commercial Mortgage Trust 2014-LC14	3.766%	3/15/47	58	62
4	WFRBS Commercial Mortgage Trust 2014-LC14	4.045%	3/15/47	500	547
4,6	Wheels SPV 2 LLC 2020-1A	0.510%	8/20/29	9,000	8,991
4,6	Wheels SPV 2 LLC 2020-1A	0.620%	8/20/29	3,000	2,997
4	World Omni Auto Receivables Trust 2018-A	2.730%	2/15/24	14,460	14,853
4	World Omni Auto Receivables Trust 2018-D	3.330%	4/15/24	39,934	40,782
4	World Omni Auto Receivables Trust 2018-D	3.440%	12/16/24	5,870	6,166
4	World Omni Auto Receivables Trust 2019-A	3.220%	6/16/25	6,420	6,777
4	World Omni Auto Receivables Trust 2020-A	1.100%	4/15/25	1,000	1,012
4	World Omni Auto Receivables Trust 2020-B	0.630%	5/15/25	28,930	29,119
4	World Omni Auto Receivables Trust 2020-B	0.820%	1/15/26	7,420	7,494
4	World Omni Auto Receivables Trust 2020-C	0.610%	10/15/26	16,350	16,476
4	World Omni Automobile Lease Securitization Trust 2019-B	2.030%	11/15/22	22,200	22,574
4	World Omni Automobile Lease Securitization Trust 2020-A	1.790%	6/16/25	17,600	18,040
4	World Omni Automobile Lease Securitization Trust 2020-B	0.520%	2/17/26	8,320	8,344
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $3,423,997)					3,491,688
Corporate Bonds (30.3%)
Finance (25.0%)
	Banking (22.3%)
	American Express Co.	3.700%	11/5/21	14,550	14,914
	American Express Co.	2.750%	5/20/22	7,000	7,219
	American Express Co.	2.500%	8/1/22	14,795	15,274
	American Express Co.	3.400%	2/22/24	3,039	3,309
	American Express Co.	2.500%	7/30/24	7,000	7,472
	American Express Credit Corp.	2.250%	5/5/21	8,090	8,130
6	ANZ New Zealand Int'l Ltd.	1.900%	2/13/23	3,840	3,958
8	Australia & New Zealand Banking Group Ltd.	0.625%	2/21/23	1,620	2,017
	Banco Santander SA	2.706%	6/27/24	10,000	10,662
4	Bank of America Corp.	2.738%	1/23/22	76,800	76,830
4	Bank of America Corp.	3.499%	5/17/22	27,705	28,017
	Bank of America Corp.	3.300%	1/11/23	11,290	11,967
4	Bank of America Corp.	3.124%	1/20/23	9,548	9,807
4	Bank of America Corp.	2.881%	4/24/23	5,000	5,156
4	Bank of America Corp.	2.816%	7/21/23	6,952	7,222

Bank of America Corp.	4.100%	7/24/23	5,000	5,463
8 Bank of America Corp.	0.750%	7/26/23	2,000	2,499
4 Bank of America Corp.	3.004%	12/20/23	37,520	39,480
Bank of America Corp.	4.125%	1/22/24	8,000	8,879
4 Bank of America Corp.	3.550%	3/5/24	12,567	13,384
4 Bank of America Corp.	3.864%	7/23/24	10,000	10,851
4 Bank of America Corp.	0.810%	10/24/24	7,470	7,533
4 Bank of America Corp.	2.015%	2/13/26	9,753	10,200
4 Bank of America Corp.	1.319%	6/19/26	4,763	4,838
Bank of Montreal	3.300%	2/5/24	8,790	9,514
Bank of New York Mellon Corp.	1.850%	1/27/23	2,800	2,882
Bank of New York Mellon Corp.	2.950%	1/29/23	14,750	15,496
4 Bank of New York Mellon Corp.	2.661%	5/16/23	14,959	15,417
Bank of Nova Scotia	2.000%	11/15/22	5,550	5,728
Bank of Nova Scotia	1.950%	2/1/23	12,275	12,668
Bank of Nova Scotia	1.625%	5/1/23	15,000	15,415
6 Banque Federative du Credit Mutuel SA	2.700%	7/20/22	15,453	15,999
6 Banque Federative du Credit Mutuel SA	2.125%	11/21/22	5,345	5,505
6 Banque Federative du Credit Mutuel SA	3.750%	7/20/23	10,500	11,338
6 Banque Federative du Credit Mutuel SA	0.650%	2/27/24	14,000	13,995
6 BNP Paribas SA	3.800%	1/10/24	5,000	5,455
BPCE SA	2.750%	12/2/21	1,869	1,910
6 BPCE SA	3.000%	5/22/22	7,275	7,530
6 BPCE SA	2.750%	1/11/23	13,500	14,132
BPCE SA	4.000%	4/15/24	6,241	6,909
4 Canadian Imperial Bank of Commerce	2.606%	7/22/23	6,050	6,255
Canadian Imperial Bank of Commerce	3.500%	9/13/23	9,250	10,025
Canadian Imperial Bank of Commerce	0.500%	12/14/23	10,000	9,998
4 Citibank NA	3.165%	2/19/22	5,379	5,397
4 Citibank NA	2.844%	5/20/22	9,450	9,539
Citigroup Inc.	4.500%	1/14/22	2,400	2,502
4 Citigroup Inc.	2.312%	11/4/22	20,620	20,933
4 Citigroup Inc.	3.142%	1/24/23	2,830	2,907
Citigroup Inc.	3.875%	10/25/23	4,500	4,944
Citigroup Inc.	0.776%	10/30/24	3,230	3,240
4 Citigroup Inc.	3.352%	4/24/25	6,085	6,613
Cooperatieve Rabobank UA	2.750%	1/10/23	22,145	23,211
8 Cooperatieve Rabobank UA	0.625%	2/27/24	2,000	2,501
Credit Suisse AG	1.000%	5/5/23	18,780	19,076
6 Danske Bank A/S	2.000%	9/8/21	850	860
6 DNB Bank ASA	2.150%	12/2/22	12,500	12,941
8 DNB Bank ASA	0.050%	11/14/23	2,000	2,461
Fifth Third Bank	1.800%	1/30/23	2,000	2,057
First Republic Bank	2.500%	6/6/22	3,520	3,619
4 First Republic Bank	1.912%	2/12/24	15,840	16,307
Goldman Sachs Group Inc.	2.875%	2/25/21	8,764	8,784
Goldman Sachs Group Inc.	3.000%	4/26/22	3,000	3,025
4 Goldman Sachs Group Inc.	2.876%	10/31/22	34,440	35,084
Goldman Sachs Group Inc.	3.625%	1/22/23	4,300	4,582
Goldman Sachs Group Inc.	3.200%	2/23/23	8,000	8,452
4 Goldman Sachs Group Inc.	2.905%	7/24/23	5,630	5,839
Goldman Sachs Group Inc.	0.627%	11/17/23	15,630	15,682
Goldman Sachs Group Inc.	4.000%	3/3/24	15,000	16,486
8 Goldman Sachs Group Inc.	1.375%	5/15/24	2,000	2,521
Goldman Sachs Group Inc.	3.500%	4/1/25	11,982	13,327
4 HSBC Holdings plc	3.262%	3/13/23	28,633	29,546
HSBC Holdings plc	3.600%	5/25/23	17,734	19,067

4	HSBC Holdings plc	3.033%	11/22/23	19,420	20,333
4	HSBC Holdings plc	3.950%	5/18/24	14,505	15,629
4	HSBC Holdings plc	1.645%	4/18/26	2,385	2,434
	Huntington National Bank	2.500%	8/7/22	4,000	4,128
	ING Groep NV	4.100%	10/2/23	2,150	2,360
8	JPMorgan Chase & Co.	2.750%	8/24/22	2,000	2,564
	JPMorgan Chase & Co.	3.250%	9/23/22	5,690	5,978
	JPMorgan Chase & Co.	2.972%	1/15/23	13,675	14,052
	JPMorgan Chase & Co.	3.200%	1/25/23	1,895	2,007
4	JPMorgan Chase & Co.	3.207%	4/1/23	15,120	15,640
4	JPMorgan Chase & Co.	2.776%	4/25/23	25,135	25,949
	JPMorgan Chase & Co.	3.375%	5/1/23	1,000	1,068
4	JPMorgan Chase & Co.	3.559%	4/23/24	11,290	12,088
4	JPMorgan Chase & Co.	1.514%	6/1/24	5,000	5,123
4	JPMorgan Chase & Co.	3.797%	7/23/24	2,660	2,878
4	JPMorgan Chase & Co.	0.653%	9/16/24	3,000	3,006
4	JPMorgan Chase & Co.	4.023%	12/5/24	23,163	25,447
4	JPMorgan Chase & Co.	3.220%	3/1/25	36,468	39,285
4	JPMorgan Chase & Co.	2.301%	10/15/25	2,767	2,936
	KeyBank NA	3.375%	3/7/23	5,000	5,319
	KeyBank NA	0.423%	1/3/24	8,330	8,328
	Lloyds Banking Group plc	3.000%	1/11/22	3,020	3,098
	Lloyds Banking Group plc	2.858%	3/17/23	4,700	4,828
4	Lloyds Banking Group plc	1.326%	6/15/23	7,445	7,482
	Lloyds Banking Group plc	4.050%	8/16/23	5,000	5,436
4	Lloyds Banking Group plc	2.907%	11/7/23	10,010	10,410
4,6	Macquarie Group Ltd.	3.189%	11/28/23	5,792	6,050
	Mitsubishi UFJ Financial Group Inc.	3.535%	7/26/21	1,500	1,527
	Mitsubishi UFJ Financial Group Inc.	2.190%	9/13/21	1,066	1,079
	Mitsubishi UFJ Financial Group Inc.	3.218%	3/7/22	25,145	25,981
	Mitsubishi UFJ Financial Group Inc.	2.623%	7/18/22	53,915	55,758
	Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	9,750	10,092
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	5,750	6,232
4	Mitsubishi UFJ Financial Group Inc.	0.848%	9/15/24	27,620	27,720
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	4,000	4,224
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	5,157	5,262
6	Mizuho Bank Ltd.	2.950%	10/17/22	940	982
6	Mizuho Bank Ltd.	3.500%	3/21/23	4,550	4,834
	Mizuho Financial Group Inc.	2.953%	2/28/22	10,060	10,361
	Mizuho Financial Group Inc.	2.601%	9/11/22	9,900	10,273
4	Mizuho Financial Group Inc.	2.721%	7/16/23	13,500	13,925
4	Mizuho Financial Group Inc.	1.241%	7/10/24	21,453	21,660
	Morgan Stanley	2.500%	4/21/21	13,738	13,821
	Morgan Stanley	2.625%	11/17/21	17,552	17,892
	Morgan Stanley	2.750%	5/19/22	43,115	44,514
	Morgan Stanley	3.125%	1/23/23	1,135	1,198
	Morgan Stanley	3.750%	2/25/23	9,015	9,653
	Morgan Stanley	0.560%	11/10/23	14,130	14,148
4	Morgan Stanley	3.737%	4/24/24	5,000	5,361
4,8	Morgan Stanley	0.637%	7/26/24	2,000	2,486
4	Morgan Stanley	2.720%	7/22/25	2,854	3,053
4	Morgan Stanley	2.188%	4/28/26	15,000	15,832
6	MUFG Bank Ltd.	2.850%	9/8/21	2,740	2,788
	MUFG Union Bank NA	3.150%	4/1/22	15,875	16,392
	MUFG Union Bank NA	2.100%	12/9/22	4,000	4,128
8	National Australia Bank Ltd.	0.250%	5/20/24	1,620	2,010
6	National Bank of Canada	2.150%	10/7/22	11,780	12,139

	National Bank of Canada	2.100%	2/1/23	6,670	6,862
4	National Bank of Canada	0.900%	8/15/23	2,870	2,891
	National Bank of Canada	0.550%	11/15/24	4,600	4,615
6	Nationwide Building Society	2.000%	1/27/23	4,625	4,781
8	Nationwide Building Society	0.625%	4/19/23	2,000	2,486
6	Nationwide Building Society	3.900%	7/21/25	7,000	7,892
6	Nationwide Building Society	1.000%	8/28/25	2,870	2,880
6	Nordea Bank Abp	1.000%	6/9/23	12,270	12,419
6	Nordea Bank Abp	0.750%	8/28/25	4,310	4,315
4	PNC Bank NA	2.232%	7/22/22	8,444	8,523
	PNC Bank NA	2.700%	11/1/22	7,063	7,355
4	PNC Bank NA	2.028%	12/9/22	5,000	5,079
	PNC Bank NA	2.950%	1/30/23	10,000	10,521
4	PNC Bank NA	1.743%	2/24/23	13,750	13,951
	PNC Bank NA	3.500%	6/8/23	6,165	6,619
	PNC Bank NA	3.300%	10/30/24	265	292
	PNC Financial Services Group Inc.	3.500%	1/23/24	2,070	2,255
	Royal Bank of Canada	1.600%	4/17/23	4,200	4,315
	Royal Bank of Canada	0.500%	10/26/23	8,090	8,118
	Santander UK plc	3.400%	6/1/21	23,680	23,973
	Santander UK plc	2.100%	1/13/23	8,000	8,256
6	Skandinaviska Enskilda Banken AB	2.200%	12/12/22	11,170	11,573
6	Skandinaviska Enskilda Banken AB	0.550%	9/1/23	8,560	8,570
4,6	Standard Chartered plc	1.319%	10/14/23	3,350	3,374
	State Street Corp.	4.375%	3/7/21	2,200	2,216
	State Street Corp.	2.825%	3/30/22	5,330	5,489
4	State Street Corp.	2.653%	5/15/23	10,475	10,753
	State Street Corp.	2.901%	3/30/25	15,273	16,592
	Sumitomo Mitsui Financial Group Inc.	2.442%	10/19/21	1,700	1,725
	Sumitomo Mitsui Financial Group Inc.	2.784%	7/12/22	7,850	8,130
	Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	5,408	5,619
	Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	6,450	6,804
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	15,914	17,224
	Sumitomo Mitsui Financial Group Inc.	3.936%	10/16/23	2,080	2,273
	Sumitomo Mitsui Financial Group Inc.	2.448%	9/27/24	7,892	8,368
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	15,647	15,999
6	Svenska Handelsbanken AB	0.625%	6/30/23	6,000	6,014
	Svenska Handelsbanken AB	3.900%	11/20/23	8,960	9,793
8	Svenska Handelsbanken AB	0.125%	6/18/24	1,620	2,003
8	Swedbank AB	0.300%	9/6/22	2,000	2,464
6	Swedbank AB	0.600%	9/25/23	3,835	3,848
	Toronto-Dominion Bank	1.900%	12/1/22	3,600	3,712
	Toronto-Dominion Bank	0.750%	6/12/23	11,280	11,365
	Toronto-Dominion Bank	3.500%	7/19/23	11,950	12,904
8	Toronto-Dominion Bank	0.625%	7/20/23	1,620	2,023
	Toronto-Dominion Bank	0.450%	9/11/23	10,630	10,642
	Toronto-Dominion Bank	2.650%	6/12/24	1,225	1,312
	Truist Bank	2.625%	1/15/22	3,200	3,271
4	Truist Bank	3.502%	8/2/22	2,850	2,899
	Truist Bank	3.000%	2/2/23	3,000	3,154
	Truist Bank	3.200%	4/1/24	5,000	5,425
	Truist Bank	1.500%	3/10/25	440	455
	Truist Financial Corp.	2.700%	1/27/22	3,576	3,659
	Truist Financial Corp.	3.050%	6/20/22	18,558	19,253
	Truist Financial Corp.	2.200%	3/16/23	9,520	9,883
	Truist Financial Corp.	3.750%	12/6/23	7,610	8,349
	Truist Financial Corp.	2.500%	8/1/24	6,215	6,616

6	UBS AG	1.750%	4/21/22	1,575	1,603
4,6	UBS Group AG	1.008%	7/30/24	4,445	4,484
6	UBS Group Funding Switzerland AG	3.491%	5/23/23	3,400	3,544
4,6	UBS Group Funding Switzerland AG	2.859%	8/15/23	15,310	15,872
	US Bancorp	2.400%	7/30/24	9,785	10,411
	US Bank NA	1.950%	1/9/23	3,220	3,323
	Wells Fargo & Co.	2.625%	7/22/22	22,500	23,286
	Wells Fargo & Co.	3.069%	1/24/23	6,730	6,911
	Wells Fargo & Co.	3.750%	1/24/24	16,850	18,361
8	Wells Fargo & Co.	0.500%	4/26/24	4,025	4,987
4	Wells Fargo & Co.	1.654%	6/2/24	19,270	19,723
	Wells Fargo & Co.	3.550%	9/29/25	3,788	4,244
4	Wells Fargo Bank NA	2.082%	9/9/22	14,500	14,643
	Wells Fargo Bank NA	3.550%	8/14/23	14,525	15,687
	Westpac Banking Corp.	2.750%	1/11/23	19,245	20,169
	Westpac Banking Corp.	2.000%	1/13/23	4,200	4,335
	Westpac Banking Corp.	3.650%	5/15/23	11,500	12,397
8	Westpac Banking Corp.	0.750%	10/17/23	3,620	4,549
	Westpac Banking Corp.	3.300%	2/26/24	5,000	5,433

	Brokerage (0.3%)
	Ameriprise Financial Inc.	3.000%	3/22/22	2,000	2,065
	Ameriprise Financial Inc.	4.000%	10/15/23	6,000	6,600
6	National Securities Clearing Corp.	0.400%	12/7/23	20,760	20,810

	Insurance (1.8%)
6	AIG Global Funding	2.700%	12/15/21	2,570	2,628
6	AIG Global Funding	0.800%	7/7/23	14,210	14,344
6	AIG Global Funding	0.450%	12/8/23	5,000	4,999
	Allstate Corp.	0.750%	12/15/25	5,000	5,022
6	Athene Global Funding	3.000%	7/1/22	2,729	2,824
6	Athene Global Funding	2.800%	5/26/23	9,400	9,836
6	Athene Global Funding	1.200%	10/13/23	13,000	13,075
8	Berkshire Hathaway Inc.	0.625%	1/17/23	2,000	2,487
6	Equitable Financial Life Global Funding	0.500%	11/17/23	10,000	10,009
6	Five Corners Funding Trust	4.419%	11/15/23	5,000	5,543
6	Great-West Lifeco US Finance 2020 LP	0.904%	8/12/25	3,840	3,846
6	Jackson National Life Global Funding	3.300%	2/1/22	5,000	5,157
	Loews Corp.	2.625%	5/15/23	2,000	2,092
	Marsh & McLennan Cos. Inc.	4.050%	10/15/23	1,500	1,639
	Marsh & McLennan Cos. Inc.	3.500%	6/3/24	2,700	2,943
6	MassMutual Global Funding II	0.850%	6/9/23	12,000	12,149
6	Metropolitan Life Global Funding I	0.900%	6/8/23	3,720	3,768
6	New York Life Global Funding	0.400%	10/21/23	13,000	12,997
6	Pacific Life Global Funding II	0.500%	9/23/23	16,570	16,593
6	Principal Life Global Funding II	0.500%	1/8/24	7,500	7,516
6	Protective Life Global Funding	0.631%	10/13/23	3,230	3,237
6	Reliance Standard Life Global Funding II	2.150%	1/21/23	2,000	2,050
	UnitedHealth Group Inc.	2.375%	10/15/22	6,962	7,223
	UnitedHealth Group Inc.	2.875%	3/15/23	4,996	5,277
	UnitedHealth Group Inc.	3.500%	2/15/24	2,350	2,567
	UnitedHealth Group Inc.	2.375%	8/15/24	1,275	1,360

	Real Estate Investment Trusts (0.6%)
	AvalonBay Communities Inc.	4.200%	12/15/23	3,075	3,386
	Camden Property Trust	2.950%	12/15/22	3,080	3,211
	Camden Property Trust	4.250%	1/15/24	3,890	4,250

Public Storage	2.370%	9/15/22	1,630	1,683
Realty Income Corp.	3.250%	10/15/22	23,170	24,170
Realty Income Corp.	4.650%	8/1/23	10,650	11,663
Simon Property Group LP	2.500%	7/15/21	2,005	2,017
Simon Property Group LP	2.350%	1/30/22	3,000	3,045
Simon Property Group LP	2.625%	6/15/22	470	482
				2,262,612
Industrial (4.7%)
Basic Industry (0.3%)
Air Products & Chemicals Inc.	2.750%	2/3/23	8	8
BHP Billiton Finance USA Ltd.	2.875%	2/24/22	1,045	1,075
6 Georgia-Pacific LLC	0.625%	5/15/24	19,500	19,568
8 Linde Finance BV	0.250%	1/18/22	2,000	2,456

Capital Goods (0.3%)
Caterpillar Financial Services Corp.	1.900%	9/6/22	7,630	7,839
Caterpillar Financial Services Corp.	1.950%	11/18/22	5,408	5,577
Caterpillar Financial Services Corp.	0.450%	9/14/23	7,370	7,394
Caterpillar Financial Services Corp.	2.850%	5/17/24	1,300	1,401
General Dynamics Corp.	1.875%	8/15/23	1,179	1,223
Precision Castparts Corp.	2.500%	1/15/23	6,000	6,240

Communication (0.1%)
6 Sky plc	3.125%	11/26/22	9,480	9,965
Walt Disney Co.	2.450%	3/4/22	1,861	1,907
Walt Disney Co.	2.350%	12/1/22	1,860	1,933

Consumer Cyclical (1.5%)
8 American Honda Finance Corp.	1.600%	4/20/22	2,000	2,500
American Honda Finance Corp.	1.950%	5/20/22	24,000	24,527
American Honda Finance Corp.	1.950%	5/10/23	30,000	31,094
Home Depot Inc.	3.750%	2/15/24	3,100	3,398
8 Toyota Finance Australia Ltd.	1.584%	4/21/22	2,000	2,503
Toyota Motor Credit Corp.	0.350%	10/14/22	5,000	5,012
Toyota Motor Credit Corp.	2.900%	3/30/23	31,431	33,215
Toyota Motor Credit Corp.	0.500%	8/14/23	20,000	20,085
8 Toyota Motor Finance Netherlands BV	0.625%	9/26/23	1,620	2,026
Walmart Inc.	2.850%	7/8/24	8,800	9,517

Consumer Noncyclical (1.9%)
8 Abbott Ireland Financing DAC	0.875%	9/27/23	2,000	2,516
Bristol-Myers Squibb Co.	2.600%	5/16/22	12,276	12,628
Bristol-Myers Squibb Co.	2.750%	2/15/23	5,000	5,237
Bristol-Myers Squibb Co.	0.537%	11/13/23	20,000	20,010
Bristol-Myers Squibb Co.	3.625%	5/15/24	9,458	10,359
Bristol-Myers Squibb Co.	2.900%	7/26/24	9,106	9,843
GlaxoSmithKline Capital plc	2.875%	6/1/22	38,910	40,271
8 GlaxoSmithKline Capital plc	0.125%	5/12/23	3,620	4,454
GlaxoSmithKline Capital plc	0.534%	10/1/23	6,675	6,700
GlaxoSmithKline Capital plc	3.000%	6/1/24	6,780	7,323
Hershey Co.	2.050%	11/15/24	1,000	1,056
8 Medtronic Global Holdings SCA	0.000%	12/2/22	2,000	2,452
8 Nestle Finance International Ltd.	0.000%	11/12/24	2,000	2,473
6 Nestle Holdings Inc.	3.350%	9/24/23	15,000	16,164
8 PepsiCo Inc.	0.250%	5/6/24	2,025	2,509
PepsiCo Inc.	2.250%	3/19/25	3,050	3,260
Pfizer Inc.	3.400%	5/15/24	2,750	3,022

	Philip Morris International Inc.	1.125%	5/1/23	5,000	5,099
	Philip Morris International Inc.	2.875%	5/1/24	2,000	2,155
8	Sanofi	0.000%	3/21/22	2,000	2,453
	SSM Health Care Corp.	3.688%	6/1/23	6,485	6,931
	Unilever Capital Corp.	2.600%	5/5/24	2,905	3,101
8	Unilever NV	0.375%	2/14/23	2,000	2,478

	Energy (0.5%)
	BP Capital Markets America Inc.	3.194%	4/6/25	2,300	2,530
	BP Capital Markets plc	2.500%	11/6/22	15,000	15,581
	BP Capital Markets plc	3.506%	3/17/25	670	747
	Chevron Corp.	2.411%	3/3/22	7,980	8,149
	Chevron USA Inc.	0.426%	8/11/23	3,270	3,278
	Shell International Finance BV	1.750%	9/12/21	3,425	3,455
	Shell International Finance BV	2.250%	1/6/23	3,382	3,509
	Shell International Finance BV	0.375%	9/15/23	6,810	6,820
	Total Capital International SA	2.875%	2/17/22	2,185	2,248

	Technology (0.1%)
8	International Business Machines Corp.	0.375%	1/31/23	2,000	2,472
	International Business Machines Corp.	3.375%	8/1/23	730	788
	Intuit Inc.	0.650%	7/15/23	2,430	2,448

	Transportation (0.0%)
	Burlington Northern Santa Fe LLC	3.750%	4/1/24	855	937
8	United Parcel Service Inc.	0.375%	11/15/23	1,620	2,012
					427,931
Utilities (0.6%)
	Electric (0.6%)
	Berkshire Hathaway Energy Co.	2.375%	1/15/21	2,325	2,326
	Duke Energy Carolinas LLC	3.350%	5/15/22	10,255	10,682
	Entergy Louisiana LLC	0.620%	11/17/23	12,675	12,708
	National Rural Utilities Cooperative Finance Corp.	2.400%	4/25/22	2,000	2,052
	National Rural Utilities Cooperative Finance Corp.	3.400%	11/15/23	10,000	10,786
	Northern States Power Co.	2.600%	5/15/23	5,900	6,144
	NSTAR Electric Co.	3.500%	9/15/21	550	558
	NSTAR Electric Co.	2.375%	10/15/22	1,440	1,483
	Oncor Electric Delivery Co. LLC	4.100%	6/1/22	385	401
	Public Service Electric & Gas Co.	2.375%	5/15/23	2,900	3,031
	Virginia Electric & Power Co.	2.750%	3/15/23	7,474	7,810
					57,981
Total Corporate Bonds (Cost $2,704,857)					2,748,524
Sovereign Bonds (9.2%)
	Abu Dhabi National Energy Co PJSC	3.625%	1/12/23	2,000	2,110
	Arab Petroleum Investments Corp.	4.125%	9/18/23	5,882	6,393
6	Bermuda	4.138%	1/3/23	7,000	7,455
	Bermuda	4.138%	1/3/23	7,800	8,307
6	CDP Financial Inc.	2.750%	3/7/22	22,500	23,146
6	CDP Financial Inc.	3.150%	7/24/24	1,750	1,914
	CNOOC Finance 2015 USA LLC	3.500%	5/5/25	1,400	1,509
	Corp. Andina de Fomento	2.125%	9/27/21	1,000	1,010
	Corp. Andina de Fomento	2.375%	5/12/23	10,000	10,327
6	CPPIB Capital Inc.	2.750%	7/22/21	8,000	8,111
6,9	Dexia Credit Local SA	1.875%	9/15/21	10,000	10,112
6	Dexia Credit Local SA	2.375%	9/20/22	10,290	10,612
6	Dexia Credit Local SA	3.250%	9/26/23	50,000	53,897

Emirate of Abu Dhabi	2.500%	10/11/22	17,000	17,593
6 Emirate of Abu Dhabi	0.750%	9/2/23	24,700	24,760
Emirate of Abu Dhabi	0.750%	9/2/23	31,424	31,452
6 Emirate of Abu Dhabi	2.125%	9/30/24	12,100	12,706
Emirate of Abu Dhabi	2.125%	9/30/24	2,160	2,268
6 Emirate of Abu Dhabi	2.500%	4/16/25	6,373	6,805
Emirate of Abu Dhabi	3.125%	10/11/27	8,260	9,248
Equinor ASA	3.150%	1/23/22	3,000	3,067
Equinor ASA	2.650%	1/15/24	2,000	2,120
Equinor ASA	1.750%	1/22/26	5,000	5,252
Export-Import Bank of Korea	4.000%	1/29/21	5,200	5,212
Export-Import Bank of Korea	3.000%	11/1/22	2,400	2,512
Export-Import Bank of Korea	3.250%	11/10/25	25,000	27,954
Harvest Operations Corp.	3.000%	9/21/22	6,000	6,256
6 Harvest Operations Corp.	4.200%	6/1/23	2,000	2,170
IDB Trust Services Ltd.	2.393%	4/12/22	25,625	26,223
10 Japan Bank for International Cooperation	3.125%	7/20/21	24,300	24,676
10 Japan Bank for International Cooperation	2.500%	5/23/24	5,000	5,345
Kingdom of Saudi Arabia	2.375%	10/26/21	18,594	18,869
Korea Development Bank	4.625%	11/16/21	2,315	2,399
Korea Development Bank	3.000%	3/19/22	12,500	12,890
Korea Development Bank	0.500%	10/27/23	24,000	24,048
Korea Development Bank	3.750%	1/22/24	10,000	10,919
Korea Development Bank	1.750%	2/18/25	7,000	7,284
7 Korea Development Bank, 3M USD LIBOR + 0.550%	0.770%	3/12/21	10,000	10,005
Korea Hydro & Nuclear Power Co. Ltd.	4.750%	7/13/21	5,366	5,485
Korea Hydro & Nuclear Power Co. Ltd.	3.000%	9/19/22	4,786	4,986
Korea Midland Power Co. Ltd.	2.500%	7/21/21	533	539
Korea Midland Power Co. Ltd.	3.375%	1/22/22	1,605	1,652
KSA Sukuk Ltd.	2.894%	4/20/22	5,000	5,147
6 OMERS Finance Trust	1.125%	4/14/23	40,000	40,713
6 Ontario Teachers' Finance Trust	2.125%	9/19/22	20,000	20,627
6 Ontario Teachers' Finance Trust	0.375%	9/29/23	25,000	25,012
Province of Manitoba	2.100%	9/6/22	1,400	1,442
Province of Quebec	2.750%	8/25/21	6,350	6,430
Republic of Chile	2.250%	10/30/22	7,000	7,245
8 Republic of Chile	1.625%	1/30/25	2,133	2,778
Republic of Latvia	5.250%	6/16/21	4,000	4,084
Republic of Lithuania	6.125%	3/9/21	26,180	26,396
6 Republic of Lithuania	6.125%	3/9/21	2,737	2,764
Republic of Lithuania	6.625%	2/1/22	42,390	45,224
6 Republic of Lithuania	6.625%	2/1/22	5,717	6,096
Republic of Poland	5.125%	4/21/21	1,350	1,367
Republic of Poland	5.000%	3/23/22	20,135	21,245
Republic of Slovenia	5.500%	10/26/22	303	331
6 Saudi Arabian Oil Co.	1.250%	11/24/23	3,000	3,034
Sinopec Group Overseas Development 2012 Ltd.	3.900%	5/17/22	268	278
Sinopec Group Overseas Development 2017 Ltd.	2.500%	9/13/22	300	307
Slovak Republic	4.375%	5/21/22	58,542	61,711
SoQ Sukuk A QSC	3.241%	1/18/23	358	376
State Grid Overseas Investment 2016 Ltd.	2.750%	5/4/22	5,542	5,679
State Grid Overseas Investment 2016 Ltd.	3.500%	5/4/27	3,630	4,029
State of Israel	3.150%	6/30/23	2,000	2,135
State of Kuwait	2.750%	3/20/22	30,530	31,373
State of Kuwait	3.500%	3/20/27	627	714
State of Qatar	4.500%	1/20/22	6,000	6,248
State of Qatar	3.875%	4/23/23	10,734	11,527

6	Temasek Financial I Ltd.	2.375%	1/23/23	5,000	5,207
6	Tokyo Metropolitan Government	0.750%	7/16/25	21,000	21,026
Total Sovereign Bonds (Cost $810,390)					830,143
Taxable Municipal Bonds (0.9%)
	Florida Board of Administration Finance Corp. Revenue	1.258%	7/1/25	56,750	58,050
	University of California Revenue	0.883%	5/15/25	27,000	27,386
Total Taxable Municipal Bonds (Cost $83,750)					85,436
				Shares
Temporary Cash Investment (1.7%)
Money Market Fund (1.7%)
11	Vanguard Market Liquidity Fund (Cost $148,524)	0.111%		1,485,242	148,524
Total Investments (104.1%) (Cost $9,294,893)					9,436,989
Other Assets and Liabilities-Net (-4.1%)					(367,478)
Net Assets (100%)					9,069,511
Cost is in $000.

¤ Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of December 31, 2020.
§ Security value determined using significant unobservable inputs.
1 Securities with a value of $1,031,000 have been segregated as collateral for open forward currency contracts.
2 Securities with a value of $4,514,000 have been segregated as initial margin for open futures contracts.
3 Securities with a value of $8,413,000 have been segregated as initial margin for open centrally cleared swap contracts.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal pay ments and prepayments or the possibility of the issue being called.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing
Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2020, the aggregate value of these securities was $1,743,656,000, representing 19.2% of net assets.
7 Variable rate security; rate shown is effective rate at period end. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8 Face amount denominated in euro.
9 Guaranteed by multiple countries.
10 Guaranteed by the Government of Japan.
11 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
1M—1-month.
3M—3-month.
LIBOR—London Interbank Offered Rate.
REMICS—Real Estate Mortgage Investment Conduits.
UMBS —Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	March 2021	5,031	1,111,733	1,019
30-Year U.S. Treasury Bond	March 2021	85	14,721	(133)

Institutional Short-Term Bond Fund

10-Year U.S. Treasury Note				March 2021	14	1,933	3
							889
Short Futures Contracts

5-Year U.S. Treasury Note				March 2021	(2,200)	(277,561)	(627)
Ultra 10-Year U.S. Treasury Note				March 2021	(1,217)	(190,289)	319
Euro-Schatz				March 2021	(643)	(88,195)	51
Euro-Bobl				March 2021	(12)	(1,982)	(2)
							(259)
							630

Forward Currency Contracts
	Contract					Unrealized	Unrealized
	Settlement			Contract Amount (000)		Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
Citigroup
Global Markets
Inc.	1/8/21	USD	24,422	EUR	20,081	—	(115)
Deutsche Bank
AG	1/8/21	USD	24,118	EUR	20,232	—	(603)
BNP Paribas	1/8/21	USD	24,028	EUR	20,081	—	(509)
Standard
Chartered
Bank	1/8/21	USD	1,312	EUR	1,108	—	(42)
Citigroup
Global Markets
Inc.	1/8/21	USD	1,225	EUR	999	4	—
J.P. Morgan
Securities LLC	1/8/21	USD	40	EUR	33	—	—
						4	(1,269)
EUR—euro.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
				Periodic		Up-Front
				Premium		Premium
			Notional	Received		Received	Unrealized	Unrealized
Reference	Termination		Amount	(Paid)[1]	Value	(Paid)	Appreciation	(Depreciation)
Entity	Date	Counterparty	($000)	(%)	($000)	($000)	($000)	($000)
Credit Protection Sold/Moody’s Rating
Republic of			3,200
Chile/Aa3	12/22/25	MSCS		1.000	84	34	50	—

Credit Protection Purchased
State of Qatar	6/20/22	BOANA	2,720	(1.000)	(36)	10	—	(46)
State of Qatar	6/20/22	CITNA	5,280	(1.000)	(71)	18	—	(89)
					(107)	28	—	(135)
					(23)	62	50	(135)

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

1 Periodic premium received/paid quarterly.
BOANA—Bank of America, N.A.
CITNA—Citibank, N.A.

Institutional Short-Term Bond Fund

MSCS—Morgan Stanley Capital Services LLC.

Centrally Cleared Interest Rate Swaps
				Floating
			Fixed Interest	Interest Rate		Unrealized
	Future	Notional	Rate Received	Received		Appreciation
	Effective	Amount	(Paid)[2]	(Paid)[3]	Value	(Depreciation)
Termination Date	Date	($000)	(%)	(%)	($000)	($000)
3/17/23	3/17/21[1]	225,454	(0.000)	0.000	296	(86)
3/17/24	3/17/21[1]	147,702	(0.000)	0.000	468	(104)
3/17/25	3/17/21[1]	73,704	(0.000)	0.000	521	(79)
3/17/26	3/17/21[1]	59,604	(0.250)	0.000	79	(61)
3/17/28	3/17/21[1]	46,430	(0.250)	0.000	763	(62)
					2,127	(392)

1 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
2 Fixed interest payment received/paid annually.
3 Based on Secured Overnight Financing Rate (SOFR) as of the most recent payment date. Floating interest payment received/paid semiannually.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system
(which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard
Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility o f an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.

Institutional Short-Term Bond Fund

The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of
Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The fund enters into interest rate swap transactions to adjust the fund's sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The fund enters into centrally cleared interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers and clearinghouse;
and has entered into agreements with its clearing brokers and executing brokers.

Institutional Short-Term Bond Fund

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of
Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made, or the termination of the swap, at which time realized gain (loss) is recorded.

E. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-
backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-
backed securities market or in order to sell mortgage-backed securities it owns under delayed-
delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction
Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

At December 31, 2020, counterparties had deposited in segregated accounts securities with a value of $728,000 in connection with TBA transactions.

F. Various inputs may be used to determine the value of the fund's investments and derivatives.
These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Institutional Short-Term Bond Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of
December 31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
U.S. Government and Agency Obligations	—	2,132,674	—	2,132,674
Asset-Backed/Commercial Mortgage-Backed
Securities	—	3,487,723	3,965	3,491,688
Corporate Bonds	—	2,748,524	—	2,748,524
Sovereign Bonds	—	830,143	—	830,143
Taxable Municipal Bonds	—	85,436	—	85,436
Temporary Cash Investments	148,524	—	—	148,524
Total	148,524	9,284,500	3,965	9,436,989
Derivative Financial Instruments
Assets
Futures Contracts[1]	149	—	—	149
Forward Currency Contracts	—	4	—	4
Swap Contracts	6[1]	50	—	56
Total	155	54	—	209
Liabilities
Futures Contracts[1]	329	—	—	329
Forward Currency Contracts	—	1,269	—	1,269
Swap Contracts	166[1]	135	—	301
Total	495	1,404	—	1,899
1 Represents variation margin on the last day of the reporting period.